Combined Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Hotel operating revenue
Room revenue	$ 172,589	$ 119,134	$ 495,217	$ 327,672
Food and beverage revenue	19,497	13,870	59,664	41,749
Other operating department revenue	5,165	3,448	14,810	9,394
Total revenue	197,251	136,452	569,691	378,815
Hotel operating expense
Room	39,012	25,304	110,753	70,278
Food and beverage	13,479	9,443	41,767	28,016
Management fees	6,755	4,828	19,519	13,497
Other hotel expenses	59,559	41,532	172,744	115,948
Total hotel operating expense	118,805	81,107	344,783	227,739
Depreciation and amortization	29,026	24,422	91,479	70,465
Property tax, insurance and other	12,463	9,677	35,951	27,417
General and administrative	6,329	4,647	17,504	14,547
Transaction and pursuit costs	282	5,455	3,614	7,438
IPO Costs	89		10,333
Total operating expense	166,994	125,308	503,664	347,606
Operating income	30,257	11,144	66,027	31,209
Other income	518	177	742	411
Interest income	424	2,730	1,264	2,889
Interest expense	(21,664)	(21,580)	(75,415)	(64,760)
Income (Loss) from continuing operations before income taxes	9,535	(7,529)	(7,382)	(30,251)
Income tax expense	(858)	(382)	(1,546)	(898)
Income (Loss) from continuing operations	8,677	(7,911)	(8,928)	(31,149)
Income (loss) from discontinued operations	22,970	(619)	21,838	19,034
Net income (loss)	31,647	(8,530)	12,910	(12,115)
Net loss (income) attributable to non-controlling interests
Noncontrolling interest in joint venture	(22)		55
Noncontrolling interest in common units of Operating Partnership	(306)		(285)
Net income (loss) attributable to the Company	31,319	(8,530)	12,680	(12,115)
Distributions to preferred unitholders		(16)	(61)	(48)
Net income (loss) attributable to common shareholders	$ 31,319	$ (8,546)	$ 12,619	$ (12,163)
Basic and diluted per common share data:
Net income (loss) per share attributable to common shareholders before discontinued operations - basic and diluted (in dollars per share)	$ 0.08		$ (0.10)
Discontinued operations (in dollars per share)	$ 0.22		$ 0.24
Net income per share attributable to common shareholders - basic and diluted (in dollars per share)	$ 0.30		$ 0.14
Weighted-average number of common shares - basic (in shares)	105,228,305		89,316,830
Weighted-average number of common shares - diluted (in shares)	105,228,305		89,316,830